Leases (Details) - Schedule of lease-related assets and liabilities $ in Thousands	Dec. 31, 2022 USD ($)
Lease assets:
Operating lease assets	$ 2,431
Lease liabilities:
Current lease liabilities	959
Long-term lease liabilities	1,173
Total lease liabilities	$ 2,132
Weighted Average Remaining lease term	3 years 4 months 13 days
Weighted Average Discount rate	9.95%